Income Tax - Summary of Unrecognized Tax Benefits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 8,080	$ 8,926
Increases related to prior year tax positions	0	15
Decreases related to prior year tax positions	0	(861)
Increases related to current year tax positions	164	0
Decreases related to settlements with taxing authorities	(457)	0
Balance at end of period	$ 7,787	$ 8,080